Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Current assets
Due from customers, less allowances of $25,738 and $28,859, respectively	$ 25,738		$ 28,859
Other, less allowances of $5,333 and $6,148, respectively	5,333		6,148
Investments
Other intangible assets, net of accumulated amortization of $131,101 and $119,555, respectively	131,101		119,555
TDS shareholders' equity
Shares authorized	290,000,000	[1]	290,000,000	[1]
Shares issued	132,621,000	[1]	127,045,000	[1]
Shares outstanding	108,456,000	[1]	103,936,000	[1]
Par value	1,326	[1]	1,270	[1]
Treasury Shares	24,165,000	[1]	23,109,000	[1]
Series A Common Shares
TDS shareholders' equity
Shares authorized	25,000,000	[1]	25,000,000	[1]
Shares issued	7,119,000	[1]	6,510,000	[1]
Shares outstanding	7,119,000	[1]	6,510,000	[1]
Par value per share	$ 0.01	[1]	$ 0.01	[1]
Par value	71	[1]	65	[1]
Special Common Shares
TDS shareholders' equity
Shares authorized			165,000,000	[1]
Shares issued			63,442,000	[1]
Shares outstanding			47,531,000	[1]
Par value per share			$ 0.01	[1]
Par value			634	[1]
Treasury Shares			15,911,000	[1]
Common Shares
TDS shareholders' equity
Shares authorized	265,000,000	[1]	100,000,000	[1]
Shares issued	125,502,000	[1]	57,093,000	[1]
Shares outstanding	101,337,000	[1]	49,895,000	[1]
Par value per share	$ 0.01	[1]	$ 0.01	[1]
Par value	$ 1,255	[1]	$ 571	[1]
Treasury Shares	24,165,000	[1]	7,198,000	[1]

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.